Consolidated Balance Sheet Components - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation	$ 81.0	$ 64.2	$ 56.8